Intangible assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 23,826,282	$ 24,095,500
Ending balance	21,675,333	23,826,282	$ 24,095,500
Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,127,240	27,365,939	8,311,880
Additions		2,865,315	197,159
Exchange differences		(104,014)	1,237,111
Additions through acquisition of a subsidiary (note 32)			17,619,789
Ending balance		30,127,240	27,365,939
Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,300,958)	(3,270,439)	(2,041,603)
Exchange differences		(28,008)	95,272
Charge for the year		3,058,527	1,133,564
Ending balance		(6,300,958)	(3,270,439)
Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Beginning balance	241,561	91,720
Ending balance		241,561	91,720
Website and mobile apps | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,351,053	1,135,941	1,073,510
Additions		221,594	59,287
Exchange differences		(6,482)	3,144
Ending balance		1,351,053	1,135,941
Website and mobile apps | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,109,492)	(1,044,221)	(776,289)
Exchange differences		(94)
Charge for the year		65,365	267,932
Ending balance		(1,109,492)	(1,044,221)
Trademark and technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,421,342	23,870,170
Additions through acquisition of a subsidiary (note 32)	14,983
Ending balance		21,421,342	23,870,170
Trademark and technology | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,119,306	26,092,571	7,238,370
Additions		124,267	445
Exchange differences		(97,532)	1,233,967
Additions through acquisition of a subsidiary (note 32)			17,619,789
Ending balance		26,119,306	26,092,571
Trademark and technology | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,697,964)	(2,222,401)	(1,265,314)
Exchange differences		(27,914)	95,272
Charge for the year		2,503,477	861,815
Ending balance		(4,697,964)	(2,222,401)
Products development cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,163,379	133,610
Ending balance		2,163,379	133,610
Products development cost | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,656,881	137,427
Additions		2,519,454	137,427
Ending balance		2,656,881	137,427
Products development cost | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ (493,502)	(3,817)
Charge for the year		489,685	3,817
Ending balance		$ (493,502)	$ (3,817)